Issued Capital - Schedule of Dividends Declared (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure of Dividends [line items]
Dividends declared per share	$ 0.155		$ 0.15		$ 0.31		$ 0.3
Average number of shares eligible for dividend	453,376		452,919		453,334		452,827
Total dividends declared	$ 68,863	$ 70,261	$ 63,180	$ 67,910		$ 134,019
Cash percentage	99.00%		97.00%		99.00%		96.00%
DRIP percentage	1.00%		3.00%		1.00%		4.00%
Total dividends paid percentage	100.00%		100.00%		100.00%		100.00%
Retained Earnings [member]
Disclosure of Dividends [line items]
Total dividends declared	$ 70,273	$ 70,261	$ 67,938	$ 67,910	$ 140,534	$ 135,896	$ 135,848
Dividends Paid in Cash [member]
Disclosure of Dividends [line items]
Total dividends declared	69,913		65,857		139,124		131,091
Dividends Paid in DRIP [member]
Disclosure of Dividends [line items]
Total dividends declared	$ 360		$ 2,081		$ 1,410		$ 4,757